MAY 29, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUMMARY PROSPECTUS

DATED MAY 1, 2019

AND

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2019

This Supplement contains new and additional information regarding Hartford U.S. Government Securities HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.

(1)	Effective immediately, under the headings “Management” in the above referenced Summary Prospectus and “Hartford U.S. Government Securities HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the following footnote is added next to Mr. Garrett’s name in the portfolio manager table:

* Michael F. Garrett announced his plan to retire, and effective June 30, 2020, he will no longer serve as a portfolio manager for the Fund. Mr. Garrett’s portfolio management responsibilities will transition to Mr. Conroy in the months leading up to his departure.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

HV-7479	May 2019